Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Hamilton Lane, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Alkami Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Integrated Small Cap Growth Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Hamilton Lane, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Alkami Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Integrated Small Cap Growth Fund - Advisor Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Hamilton Lane, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | CommVault Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Alkami Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Palomar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Integrated Small Cap Growth Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%